UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-05518

                                                   The RBB Fund, Inc.

(Exact name of registrant as specified in charter)

Bellevue Park Corporate Center

103 Bellevue Parkway

                                                         Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Salvatore Faia

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

                                              Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-791-1851

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

EXPLANATORY NOTE: This filing covers the Dynamic U.S. Growth Fund, formerly of Scotia Institutional Funds, the assets and liabilities of which were acquired by The RBB Fund, Inc., on March 21, 2014.

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCOTIA DYNAMIC U.S. GROWTH FUND

Portfolio of Investments

June 30, 2014

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKSΔ - 95.9%
Consumer Discretionary — 31.9%
Buffalo Wild Wings, Inc.*	12,000	$1,988,520
Chipotle Mexican Grill, Inc.*	4,400	2,607,044
Expedia, Inc.	25,500	2,008,380
Kate Spade & Co.*	64,300	2,452,402
Netflix, Inc.*	7,300	3,216,380
Priceline Group Inc/The*	2,200	2,646,600
TripAdvisor, Inc.*	24,900	2,705,634
Under Armour, Inc., Class A*	55,800	3,319,542

		20,944,502

Consumer Staples — 3.1%
Keurig Green Mountain, Inc.	16,200	2,018,682

		2,018,682

Health Care — 20.2%
Alexion Pharmaceuticals, Inc.*	12,300	1,921,875
Biogen Idec, Inc.*	9,900	3,121,569
Illumina, Inc.*	18,900	3,374,406
Pacira Pharmaceuticals, Inc.*	22,200	2,039,292
Salix Pharmaceuticals, Ltd.*	22,800	2,812,380

		13,269,522

	Number
	of Shares	Value

Information Technology — 40.7%
Facebook, Inc., Class A*	48,000	$3,229,920
Palo Alto Networks, Inc.*	43,800	3,672,630
Salesforce.Com, Inc.*	49,500	2,874,960
ServiceNow, Inc.*	53,265	3,300,299
Tableau Software, Inc., Class A*	55,200	3,937,416
Workday, Inc., Class A*	41,500	3,729,190
Yelp, Inc.*	36,800	2,821,824
Zillow, Inc., Class A*	21,900	3,130,167

		26,696,406

TOTAL COMMON STOCKS (Cost $59,186,463)		62,929,112

TOTAL INVESTMENTS - 95.9% (Cost $59,186,463)**		62,929,112

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.1%		2,700,643

NET ASSETS - 100.0%		$65,629,755

*	Non-income producing security.

**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$59,186,463

Gross unrealized appreciation	$4,545,666
Gross unrealized depreciation	(803,017)

Net unrealized appreciation	$3,742,649

Δ	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

The accompanying notes are an integral part of the portfolio of investments.

SCOTIA DYNAMIC U.S. GROWTH FUND

Notes to Portfolio of Investments

June 30, 2014

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Scotia Dynamic U.S. Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SCOTIA DYNAMIC U.S. GROWTH FUND

Notes to Portfolio of Investments (Concluded)

June 30, 2014

(Unaudited)

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$62,929,112	$62,929,112	$ —	$ —

* Please refer to Portfolio of Investments for further details.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended June 30, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	8/15/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	8/15/2014

By (Signature and Title)*	/s/ Joel Weiss
Joel Weiss, Treasurer
(principal financial officer)

Date	8/15/2014

* Print the name and title of each signing officer under his or her signature.